Condensed Balance Sheets (USD $)	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Cash	$ 3,213,358	$ 339,327	$ 2,427
Subscription Receivable		150,000
Inventory	3,000
Debt issuance costs			3,963
Prepaid expenses and other current assets	17,664		100
Total current assets	3,234,022	489,327	6,490
Property and Equipment, net	74,021	44,922	128
Intangibles, net	3,675	3,735
Total property and equipment	77,696	48,657	128
Total assets	3,311,718	537,984	6,618
Current liabilities:
Accounts payable	33,862	19,762	11,886
Subscriptions payable	35,250	10,000
Accrued interest	108,749	252,304	208,088
Other accrued expenses	1,847	1,847	45,751
Notes from shareholders	5,000	5,000
Convertible notes from shareholders	368,610	1,262,441	442,750
Convertible notes from shareholders, at fair value			227,521
Derivative liability, at fair value		0	260,311
Total current liabilities	553,318	1,551,354	1,196,307
Commitments and contingencies
Stockholders' equity (deficiency):
Common stock, $0.0001 par value, 250,000,000 shares authorized 32,473,282, 7,268,948 and 850,110 shares issued and outstanding at June 30, 2014, March 31, 2014 and March 31, 2013	3,247	727	85
Additional paid-in capital	10,350,432	5,198,659	4,367,028
Accumulated deficit	(7,657,974)	(6,212,756)	(5,556,802)
Total stockholders' equity (deficiency)	2,695,705	(1,013,370)	(1,189,689)
Noncontrolling interest	62,695
Total equity	2,758,400	(1,013,370)	(1,189,689)
Total liabilities and stockholders' equity (deficiency)	$ 3,311,718	$ 537,984	$ 6,618